Stock-Based Compensation - Schedule of Information about Options Outstanding and Exercisable (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2017	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Shares Outstanding	896,662	2,484,286	713,659	302,015
Total Shares Exercisable	455,237
Weighted Average Exercise Price 0.78 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price	$ 0.78
Total Shares Outstanding	13,771
Weighted Average Contractual Life (in years)	10 years
Weighted Average Exercise Price 1.93 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price	$ 1.93
Total Shares Outstanding	184,073
Weighted Average Contractual Life (in years)	9 years 7 months 6 days
Total Shares Exercisable	42,082
Weighted Average Exercise Price 4.06 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price	$ 4.06
Total Shares Outstanding	118,342
Weighted Average Contractual Life (in years)	9 years 1 month 6 days
Total Shares Exercisable	67,919
Weighted Average Exercise Price 6.37 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price	$ 6.37
Total Shares Outstanding	336,406
Weighted Average Contractual Life (in years)	8 years 8 months 12 days
Total Shares Exercisable	149,981
Weighted Average Exercise Price 15.26 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price	$ 15.26
Total Shares Outstanding	139,104
Weighted Average Contractual Life (in years)	6 years 9 months 18 days
Total Shares Exercisable	116,789
Weighted Average Exercise Price 26.45 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price	$ 26.45
Total Shares Outstanding	104,966
Weighted Average Contractual Life (in years)	7 years 1 month 6 days
Total Shares Exercisable	78,466